Income Taxes - Reconciliation of Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision at statutory rate					$ 21	$ 1,016
Tax-exempt income on debt securities					(291)	(299)
Bank-owned life insurance					(53)	(39)
Non-deductible merger expenses					149	0
Other					(15)	(33)
Total	$ 306	$ 202	$ 591	$ 375	$ (189)	$ 645
% of Pretax Income
Provision at statutory rate, percent					21.00%	21.00%
Tax-exempt income on debt securities, percent					(291.30%)	(6.20%)
Bank-owned life insurance, percent					(53.00%)	(0.80%)
Non-deductible merger expenses, percent					(149.20%)	0.00%
Other, percent					(14.60%)	(0.70%)
Actual tax expense and effective rate					(188.60%)	13.30%